LITMAN GREGORY FUNDS TRUST

(the “Trust”)

iMGP Berkshire Dividend Growth ETF (the “Fund”)

Supplement dated October 1, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Litman Gregory Funds Trust dated April 29, 2024 as revised and supplemented

Effective immediately, Jack Chee and Kiko Vallarta no longer serve as Portfolio Managers of the Fund. Accordingly, all references to Mr. Chee and Mr. Vallarta as Portfolio Managers of the Fund are hereby deleted from the Summary Prospectus, Prospectus and SAI. iM Global Partner Fund Management, LLC, as the Fund’s investment adviser, is still responsible for hiring and removing sub-advisors.

Kenneth Krogulski, Gerard Mihalick, and Michael Weaver will continue to serve as Portfolio Managers of the Fund. Mr. Chee and Mr. Vallarta will continue to serve as Assistant Secretaries of the Trust.

The following information replaces the table in the section entitled “Management” in the Summary Prospectus and the Prospectus:

Management

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE FUND SINCE:

Berkshire Asset Management LLC	Kenneth Krogulski, CFA	Since inception (June 2023)
	Gerard Mihalick, CFA	Since inception (June 2023)
	Michael Weaver, CFA	Since inception (June 2023)

Please keep this Supplement with your Prospectuses and Statements of Additional Information.

LITMAN GREGORY FUNDS TRUST

(the “Trust”)

Polen Capital Global Growth ETF (the “Fund”)

Supplement dated October 1, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Litman Gregory Funds Trust dated April 29, 2024 as revised and supplemented

Effective immediately, Jack Chee and Kiko Vallarta no longer serve as Portfolio Managers of the Fund. Accordingly, all references to Mr. Chee and Mr. Vallarta as Portfolio Managers of the Fund are hereby deleted from the Summary Prospectus, Prospectus and SAI. iM Global Partner Fund Management, LLC, as the Fund’s investment adviser, is still responsible for hiring and removing sub-advisors.

Damon Ficklin and Bryan Power will continue to serve as Portfolio Managers of the Fund. Mr. Chee and Mr. Vallarta will continue to serve as Assistant Secretaries of the Trust.

The following information replaces the table in the section entitled “Management” in the Summary Prospectus and the Prospectus:

Management

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE FUND SINCE:

Polen Capital Management, LLC	Damon Ficklin, Head of Team, Portfolio Manager and Analyst	Since inception (August 2023)
	Bryan Power, CFA, Director of Research, Portfolio Manager and Analyst	Since inception (August 2023)

Please keep this Supplement with your Prospectuses and Statements of Additional Information.